Consolidated balance sheet - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Assets
Cash and balances at central banks	$ 393,559	$ 304,481
Items in the course of collection from other banks	9,406	4,094
Hong Kong Government certificates of indebtedness	41,880	40,420
Trading assets	260,250	231,990
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	49,120	45,553
Derivatives	209,516	307,726
Loans and advances to banks	86,886	81,616
Loans and advances to customers		1,037,987
Reverse repurchase agreements – non-trading	201,714	230,628
Financial investments	434,576	490,693
Prepayments, accrued income and other assets	175,155	156,412
Current tax assets	405	954
Interests in associates and joint ventures		26,684
Goodwill and intangible assets	20,703	20,443
Deferred tax assets	4,615	4,483
Total assets		2,984,164
Liabilities
Hong Kong currency notes in circulation	41,880	40,420
Deposits by banks	100,448	82,080
Customer accounts		1,642,780
Repurchase agreements – non-trading	112,798	111,901
Items in the course of transmission to other banks	15,100	4,343
Trading liabilities	89,637	75,266
Financial liabilities designated at fair value	151,686	157,439
Derivatives	200,156	303,001
Debt securities in issue	84,218	95,492
Accruals, deferred income and other liabilities	164,800	128,624
Current tax liabilities	929	690
Liabilities under insurance contracts	110,572	107,191
Provisions	2,814	3,678
Deferred tax liabilities	4,338	4,313
Subordinated liabilities	20,774	21,951
Total liabilities	2,769,241	2,779,169
Equity
Called up share capital	10,376	10,347
Share premium account	14,600	14,277
Other equity instruments	22,414	22,414
Other reserves	6,509	8,833
Retained earnings	144,319	140,572
Total shareholders’ equity	198,218	196,443
Non-controlling interests	8,546	8,552
Total equity	206,764	204,995
Total liabilities and equity	$ 2,976,005	$ 2,984,164